Employee Retirement and Severance Benefits (Estimated Future Benefit Payments) (Detail) ¥ in Millions	Dec. 31, 2021 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
Year ending December 31, 2022	¥ 44,169
Year ending December 31, 2023	44,772
Year ending December 31, 2024	44,699
Year ending December 31, 2025	45,715
Year ending December 31, 2026	44,479
Year ending December 31, 2027 - 2031	228,342
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Year ending December 31, 2022	15,228
Year ending December 31, 2023	15,887
Year ending December 31, 2024	17,151
Year ending December 31, 2025	18,145
Year ending December 31, 2026	19,199
Year ending December 31, 2027 - 2031	¥ 116,447